Financial Instruments - Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets (Details) - Liquidity risk - GBP (£)
£ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	£ 8,737	£ 7,733
BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	557	0
BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	1,807	1,807
Trade payables | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	1,455	2,839
Trade payables | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Trade payables | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Trade payables | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows		12
Other payables | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows		0
Other payables | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows		0
Other payables | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows		0
Accruals | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	6,806	4,882
Accruals | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Lease liability | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	476
Lease liability | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	557
Lease liability | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0
Lease liability | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0
Assumed contingent liability(1) | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Assumed contingent liability(1) | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Assumed contingent liability(1) | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Assumed contingent liability(1) | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	£ 1,807	£ 1,807